Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of acquired intangible asset
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Copyrights*	8,955,000	8,955,000	1,285,788
Customer relationship***	25,502,800	—	—
Non-compete agreements**	42,200,000	42,200,000	6,059,214
Technology know-hows**	2,852,016	—	—
Subtotal	79,509,816	51,155,000	7,345,002
Less: accumulated amortization	(51,628,879)	(44,438,750)	(6,380,661)
Intangible assets, net	27,880,937	6,716,250	964,341

*        Copyright of RMB 8,955,000 (USD 1,404,552) was from acquisition of Shanghai Guoyu, see Note 4.

**      Micro Beauty acquired Skystar in 2017 to acquire 100% of the capital stock of Skystar. Impairment loss of RMB 0, RMB 3,991,570, and RMB 0 was recognized for the year ended December 31, 2020, 2021, and 2022, respectively

***    VIYI acquired 100% equity interests of Fe-da in 2020. Impairment loss of RMB 0, RMB 0, and RMB 13,425,491 (USD 1,996,029) was recognized for the year ended December 31, 2020, 2021, and 2022.

Schedule of estimated amortization
Twelve months ending December 31,	Estimated amortization expense	Estimated amortization expense
	RMB	USD
2023	1,492,500	214,298
2024	1,492,500	214,298
2025	1,492,500	214,298
2026	1,492,500	214,298
Thereafter	746,250	107,149
Total	6,716,250	964,341